CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current Assets
Cash and cash equivalents	$ 6,679,077	$ 4,751,538
Restricted cash		4,131,313
Short-term investments	3,082,990
Accounts receivable, net	32,101,818	56,363,183
Prepayments - third parties	803,956	9,376,247
Prepayments - a related party	3,314,744	2,361,779
Media deposits - third parties	1,281,434	1,244,704
Media deposits - a related party	104,390	1,426,419
Due from related parties	28,667	1,748,769
Other current assets	2,742,406	4,797,022
Total Current Assets	50,139,482	86,200,974
Long-term investment	2,261,787	1,569,218
Property and equipment, net	2,351,328	1,378,457
Intangible assets, net	558,226	775,603
Prepayments for licensed copyrights	2,735,592	2,960,789
Right of use assets		1,195,092
Total Assets	58,046,415	94,080,133
Current Liabilities
Bank borrowings	1,449,864
Accounts payable	8,853,669	12,161,957
Advance from advertisers	748,039	1,622,458
Advertiser deposits	541,444	916,531
Dividends payable		1,255,375
Income tax payable	257,262	278,440
Due to related parties	14,499	0
Operating lease liabilities, current		515,592
Warrant liabilities	832	2,744
Accrued expenses and other liabilities	744,181	2,728,300
Total Current Liabilities	12,609,790	19,481,397
Operating lease liabilities, noncurrent		537,447
Total Liabilities	12,609,790	20,018,844
Commitments and Contingencies
Shareholders' Equity
Ordinary Share (par value $0.0096 per share, 6,250,000 shares authorized; 1,534,487 shares issued and outstanding at December 31, 2022 and 2021, respectively)	14,731	14,731
Additional paid-in capital	41,564,418	41,564,418
Statutory reserve	898,133	898,133
Retained earnings	5,257,627	28,996,464
Accumulated other comprehensive (loss) income	(2,298,284)	2,587,543
Total Shareholders' Equity	45,436,625	74,061,289
Total Liabilities and Shareholders' Equity	$ 58,046,415	$ 94,080,133